Debt financing	6 Months Ended
Jun. 30, 2020
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Debt financing
12.	Debt financing
The Group estimates that the fair value of corporate bonds is £5,348.5 million at 30 June 2020 (30 June 2019: £5,783.4 million; 31 December 2019: £4,439.8 million). The carrying value of corporate bonds is £5,136.4 million at 30 June 2020 (30 June 2019: £5,535.2 million; 31 December 2019: £4,162.9 million). The Group considers that the carrying amount of bank loans at 30 June 2020 of £125.8 million (30 June 2019: £580.1 million; 31 December 2019: £110.4 million) approximates their fair value.
The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the carrying value:

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Within one year	(249.8)	(936.6)	(324.8)
Between one and two years	(366.9)	(327.7)	(204.0)
Between two and three years	(532.0)	(990.0)	(692.1)
Between three and four years	(793.7)	(496.1)	(726.3)
Between four and five years	(1,145.4)	(1,114.7)	(634.2)
Over five years	(3,461.7)	(3,500.3)	(2,761.9)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(6,549.5)	(7,365.4)	(5,343.3)
Short-term overdrafts – within one year	(226.5)	(335.9)	(235.7)
Future anticipated cash flows	(6,776.0)	(7,701.3)	(5,579.0)
Effect of discounting/financing rates	1,287.9	1,257.1	1,070.4
Debt financing	(5,488.1)	(6,444.2)	(4,508.6)